Long-Term Debt - Revolving Credit Facility - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 01, 2017	Nov. 30, 2017	Feb. 01, 2016
Debt Instrument [Line Items]
Debt instrument covenant consolidated net leverage ratio (no greater than)	4.50
Direct and Indirect Guarantor Subsidiaries
Debt Instrument [Line Items]
Ownership percentage of direct and indirect Guarantor subsidiaries	100.00%
Minimum
Debt Instrument [Line Items]
Debt instrument, unused fee rate	0.20%
Maximum
Debt Instrument [Line Items]
Debt instrument, unused fee rate	0.35%
Revolving Credit Facility
Debt Instrument [Line Items]
Revolving credit facility available	$ 723,600,000
Revolving credit facility - maximum borrowing capacity	750,000,000.0	$ 900,000,000	$ 750,000,000
Letters of credit facility issued but undrawn	$ 26,400,000
Minimum payment default amount that triggers a Cross default provision				$ 75,000,000.0
Revolving Credit Facility | Minimum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	1.20%
Revolving Credit Facility | Minimum | Base Rate Margin
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	0.20%
Revolving Credit Facility | Maximum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	1.70%
Revolving Credit Facility | Maximum | Base Rate Margin
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	0.70%